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                       SEI INSTITUTIONAL MANAGED TRUST

                            Small Cap Value Fund
                           Small Cap Growth Fund
                         Tax-Managed Small Cap Fund
                         Small/Mid Cap Equity Fund

                      Supplement Dated May 26, 2004 to the
           Class A Shares Equity Prospectus Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP FUNDS' MARKET CAPITALIZATION RANGES

The Prospectus is hereby amended and supplemented to reflect changes in the market capitalization range of portfolio securities invested in by each of the Small Cap Value Fund, Small Cap Growth Fund and Tax-Managed Small Cap Fund (each a "Fund") from specific dollar amounts to ranges reflecting the market capitalization of securities included in an applicable index, as discussed below.

Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Value Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

In addition, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

In addition, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Tax-Managed Small Cap Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $23 million and $6.4 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

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CHANGE IN SUB-ADVISERS FOR SMALL/MID CAP EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," under the sub-section entitled "Small/Mid Cap Equity Fund" the following paragraph relating to Integrity Asset Management, LLC is hereby added:

         INTEGRITY ASSET MANAGEMENT, LLC: Integrity Asset Management, LLC (Integrity), located at 9900 Corporate Campus Drive, Suite 3000, Louisville, Kentucky 40223, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals at Integrity manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Integrity.

There are no changes to the other sub-advisers of the Small/Mid Cap Equity Fund.
                         _________________________________

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                        SEI INSTITUTIONAL MANAGED TRUST

                             Small Cap Value Fund
                             Small Cap Growth Fund

                         Supplement Dated May 26, 2004
            To The Class I Shares Prospectus Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP FUNDS' MARKET CAPITALIZATION RANGES

The Prospectus is hereby amended and supplemented to reflect changes in the market capitalization ranges of portfolio securities invested in by each of the Small Cap Value Fund and Small Cap Growth Fund (each a "Fund") from specific dollar amounts to ranges reflecting the market capitalization of securities included in an applicable index, as discussed below.

Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Value Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

In addition, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following:

         Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

                        _________________________________

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                         SEI INSTITUTIONAL MANAGED TRUST
                              SMALL CAP VALUE FUND
                              SMALL CAP GROWTH FUND
                           TAX-MANAGED SMALL CAP FUND
                            SMALL/MID CAP EQUITY FUND

                          SUPPLEMENT DATED MAY 26, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2004
                     AS SUPPLEMENTED THROUGH MARCH 26, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES TO THE SMALL CAP FUNDS' MARKET CAPITALIZATION RANGES

The SAI is hereby supplemented to reflect changes in the market capitalization ranges of portfolio securities invested in by each of the Small Cap Value Fund, Small Cap Growth Fund and Tax-Managed Small Cap Fund (each a "Fund") from specific dollar amounts to ranges reflecting the market capitalization of securities included in an applicable index, as discussed below. Accordingly, in the section entitled "Investment Objectives and Policies," the sub-sections for each Fund on pages S-4 through S-5 are hereby deleted and replaced with the following:

          SMALL CAP VALUE FUND--The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

          The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's sub-advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

          Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

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          SMALL CAP GROWTH FUND--The investment objective of the Small Cap
     Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index (between $23 million and $2.9 billion as of April 30, 2004). Each sub-adviser selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth potential and positive earnings surprises.

          The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on Nasdaq.

          Any remaining assets may be invested in equity securities of more established companies that the sub-advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

          For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

          Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          TAX-MANAGED SMALL CAP FUND--The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $23 million and $6.4 billion as of April 30, 2004).

          The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on Nasdaq. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in

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     securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

          The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

          When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

          The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CHANGE IN INVESTMENT POLICIES FOR THE CORE FIXED INCOME FUND

The SAI is hereby amended and supplemented to reflect that the Core Fixed Income Fund may invest in foreign currency contracts. Accordingly, in the section entitled "Investment Objectives and Policies," the sub-section for the Core Fixed Income Fund on page S-6 is hereby deleted and replaced with the following:

     CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and Government fixed income securities, including mortgage-backed securities. Fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities.

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          Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans and (vi)Yankee obligations. The Fund may also invest in fixed income securities issued by foreign issuers. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

          While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index (4.5 years as of December 31, 2003).

          Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CHANGE IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Integrity Asset Management, LLC is hereby added:

     INTEGRITY ASSET MANAGEMENT, LLC - Integrity Asset Management, LLC ("Integrity") serves as a Sub-Adviser for a portion of the assets of the Small/Mid Cap Equity Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE